Provisions (Tables)	9 Months Ended
Sep. 30, 2020
Statement [LineItems]
Summary of Provisions

	As at
	September 30, 2020	December 31, 2019
Decommissioning liability	$60	$100
Office lease provision	35	13

Total	$95	$113

Current portion	$17	$16
Long-term portion	$78	$97

Summary of Changes to Decommissioning Liability
Changes to the decommissioning liability were as follows:

	Nine months ended September 30, 2020	Year ended December 31, 2019
Balance, beginning of period	$100	$129
Net liabilities added (disposed) (1)	—	(6)
Increase (decrease) due to changes in estimates	(42)	(10)
Liabilities settled	(9)	(14)
Transfers from (to) liabilities for assets held for sale	7	(7)
Accretion charges	4	8

Balance, end of period	$60	$100

Current portion	$8	$13
Long-term portion	$52	$87

(1)	Includes additions from drilling activity, facility capital spending and disposals related to net property dispositions.

Summary of Changes to Office Lease Provision
Changes to the office lease provision were as follows:

	Nine months ended September 30, 2020	Year ended December 31, 2019
Balance, beginning of period	$13	$22
Net additions (dispositions)	26	(5)
Increase (decrease) due to changes in estimates	1	(3)
Cash settlements	(7)	(2)
Accretion charges	2	1

Balance, end of period	$35	$13

Current portion	$9	$3
Long-term portion	$26	$10